Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
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Goodwill and other intangible assets
Note 13. Goodwill and other intangible assets
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2025:

	Goodwill	Other intangible assets
Cost
Amounts as of December 31, 2024	22,576	35,724
Additions	—	11,720
Impairment of long-lived assets (1)	—	(365)

Amounts as of December 31, 2025	22,576	47,079

Accumulated amortization
Amounts as of December 31, 2024	—	(20,281)
Amortization	—	(8,655)
Impairment of long-lived assets (1)	—	342

Amounts as of December 31, 2025	—	(28,594)

Net value

Amounts as of December 31, 2025	22,576	18,485

(1)	See Note 3.2.2.
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2024:

	Goodwill	Other intangible assets
Cost
Amounts as of December 31, 2023	22,576	24,396
Additions	—	11,328

Amounts as of December 31, 2024	22,576	35,724

Accumulated amortization
Amounts as of December 31, 2023	—	(14,370)
Amortization	—	(5,911)

Amounts as of December 31, 2024	—	(20,281)

Net value

Amounts as of December 31, 2024	22,576	15,443

Goodwill arises from the initial business combination, mainly due to the Company’s capacity to tap into unique synergies from managing a portfolio of acquired oil and existing plots of land.
As of December 31, 2025 and 2024, it was allocated to Argentina CGUs.